26. Income tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfIncomeTaxLineItems [Line Items]
Tax loss carryforward		$ 53,792	$ 6,160
Inventories	$ 0	13,454	7,520
Trade receivables and other receivables	445,102	481,066	204,972
Trade payables and other payables	1,954,762	424,670	1,659,011
Salaries and social security taxes payable	49,439	(95,813)	36,176
Benefit plans	105,984	219,113	154,759
Tax liabilities	15,631	55,897	23,232
Provisions	345,859	(546,274)	221,846
Deferred tax asset	2,916,777	605,906	2,313,676
Property, plant and equipment	(10,748,162)	(7,466,457)	(9,779,890)
Financial assets at fair value through profit or loss	(212,477)	(386,145)	(59,581)
Borrowings	(4,446)	(43,454)	(12,424)
Deferred tax liability	(10,965,085)	(7,896,056)	(9,851,895)
Net deferred tax (liabilities) assets	(8,048,308)	(7,290,150)	$ (7,538,219)
Result from exposure to inflation
SummaryOfIncomeTaxLineItems [Line Items]
Tax loss carryforward		(1,988)
Inventories	(9,064)	(2,427)
Trade receivables and other receivables	(371,025)	(66,156)
Trade payables and other payables	757,645	(535,455)
Salaries and social security taxes payable	130,428	(11,676)
Benefit plans	(128,800)	(49,949)
Tax liabilities	(43,540)	(7,498)
Provisions	755,078	(71,602)
Deferred tax asset	1,036,929	(746,751)
Property, plant and equipment	903,151	3,027,954
Financial assets at fair value through profit or loss	374,867	19,230
Borrowings	37,986	4,010
Deferred tax liability	1,316,004	3,051,194
Net deferred tax (liabilities) assets	2,352,933	2,304,443
Charged to profit and loss
SummaryOfIncomeTaxLineItems [Line Items]
Tax loss carryforward		49,620
Inventories	(4,390)	8,361
Trade receivables and other receivables	335,061	342,250
Trade payables and other payables	772,447	(698,886)
Salaries and social security taxes payable	14,824	(120,313)
Benefit plans	13,980	121,519
Tax liabilities	3,274	40,163
Provisions	137,055	(696,518)
Deferred tax asset	1,272,251	(953,803)
Property, plant and equipment	(4,184,856)	(714,521)
Financial assets at fair value through profit or loss	(201,199)	(345,794)
Borrowings	1,022	(35,040)
Deferred tax liability	(4,385,033)	(1,095,355)
Net deferred tax (liabilities) assets	(3,112,782)	(2,049,158)
Charged to other comprehensive income
SummaryOfIncomeTaxLineItems [Line Items]
Tax loss carryforward		0
Inventories	0	0
Trade receivables and other receivables	0	0
Trade payables and other payables	0	0
Salaries and social security taxes payable	0	0
Benefit plans	1,691	(7,216)
Tax liabilities	0	0
Provisions	0	0
Deferred tax asset	1,691	(7,216)
Property, plant and equipment	0	0
Financial assets at fair value through profit or loss	0	0
Borrowings	0	0
Deferred tax liability	0	0
Net deferred tax (liabilities) assets	$ 1,691	$ (7,216)